Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Amount
National statutory corporate tax rate	¥ 618,841
Prefectural. and municipal tax, net of national income tax effect	102,873
Foreign tax effects	(10,489)
Effect of changes in tax laws	(12,876)	¥ 20,982
Change in valuation allowances	(20,757)
Changes in unrecognized tax benefits	147
Foreign branch tax rate difference	21,110
Other, effect of cross-border tax laws	22,723
Tax credits	(4,337)
Nontaxable dividends received	(82,603)
Other, non taxable income	(96)
Impairment of goodwill	1,270
Other, nondeductible expenses	(1,337)
Tax penalty and tax refund	17
Expiration of loss carryforward	13,065
Undistributed earnings of subsidiaries	4,362
Other-net	(26,322)
Income tax expense	¥ 625,591	¥ 527,938	¥ 500,657
Percent
National statutory corporate tax rate	24.70%
Prefectural. and municipal tax, net of national income tax effect	4.10%
Foreign tax effects	(0.40%)
Effect of changes in tax laws	(0.50%)
Change in valuation allowances	(0.80%)
Changes in unrecognized tax benefits	0.00%
Foreign branch tax rate difference	0.008
Other, effect of cross-border tax laws	0.90%
Tax credits	(0.20%)
Nontaxable dividends received	(3.30%)
Other, non taxable income	(0.00%)
Impairment of goodwill	0.10%
Other, nondeductible expenses	(0.10%)
Tax penalty and tax refund	0.00%
Expiration of loss carryforward	0.50%	1.40%	0.10%
Undistributed earnings of subsidiaries	0.20%
Other-net	(1.10%)
Effective income tax rate	24.90%	29.40%	26.70%